SA FUNDS – INVESTMENT TRUST

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

Supplement dated January 23, 2009 to the
Prospectus dated October 28, 2008
(as amended through November 19, 2008)

This Supplement updates information in the Prospectus of the SA Funds – Investment Trust (the “Trust”) dated October 28, 2008, as amended on November 19, 2008.  You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

On or about November 13, 2008, Loring Ward International Ltd. (“Loring Ward”) entered into an agreement pursuant to which Werba Reinhard Holdings Ltd., a wholly-owned subsidiary of Werba Reinhard, Inc. (“WRI”), would acquire all of the outstanding shares of Loring Ward (the “Transaction”).  The SA Funds’ adviser, LWI Financial Inc. (the “Adviser”), and distributor, Loring Ward Securities Inc. (the “Distributor”), are wholly owned subsidiaries of Loring Ward.

On January 23, 2009, the Transaction closed and the Adviser and Distributor became wholly-owned, indirect subsidiaries of WRI.

SA Funds–Investment Trust

SEC file number: 811-09195

SA FUNDS – INVESTMENT TRUST

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

Supplement dated January 23, 2009 to the
Statement of Additional Information dated October 28, 2008

This Supplement updates information in the Statement of Additional Information of the SA Funds – Investment Trust (the “Trust”) dated October 28, 2008.  You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

In the section entitled “Management of the Trust,” the “Officers” portion of the Trustees and Officers table beginning on page 16 is deleted in its entirety and replaced with the following:

Name, Address(1) and Age	Position(s) Held with Trust and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held

Officers:
Alexander B. Potts Age: 41	President and Chief Executive Officer (since January 2009)

President, Director, Werba Reinhard, Inc. (since August 2008); Exec. Vice President and Chief Operating Officer, LWI Financial Inc. (2006 to 2007); President of the Trust (2000 to 2004); President of Loring Ward Securities, Inc. (1999 to 2005)

			N/A	None

Robert Badolato Age: 45	Chief Financial and Accounting Officer and Treasurer (since November 2007)

Chief Financial Officer and Treasurer, LWI Financial, Inc., (since November 2007); Corporate Controller, Loring Ward International Ltd. (2006 to November 2007); Chief Accounting Officer, TD Waterhouse Group (2004 to 2006); Controller, Honeywell (2002 to 2003).

			N/A	None

Steven K. McGinnis Age: 63	Vice President (since June 2006), Chief Legal Officer (since June 2005) and Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since February 2005)

Executive Vice President and Corporate Secretary, Loring Ward International Ltd. (since 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since 2007); Vice President, LWI Financial Inc. (2005 to June 2007); Executive Vice President, General Counsel, and Chief Compliance Officer, LWI Financial Inc. (since July 2007); Litigation and Compliance Consultant / Expert Witness (2003 to 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (1999 to 2003).

		N/A	None

Marcy Gonzales Age: 37	Secretary (since June 2006)

Vice President and Director of Fund Administration, LWI Financial Inc. (since 2005); Manager, Advisor Services Initiatives, LWI Financial Inc. (2004 to 2005); Senior Regulatory Analyst, LWI Financial Inc. (2001 to 2004).

		N/A	None

(1)     The address of each Trustee, Messrs. McGinnis and Potts and Ms. Gonzales is:  LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.  The address of Mr. Badolato is:  Loring Ward Group, Inc., 61 Broadway, Suite 2220, New York, NY 10006.

(2)     Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.  The Trust’s officers are appointed annually by the Board and each officer serves until he or she dies, resigns or is removed.

In the section entitled “Investment Advisory and Other Services,” the first paragraph under “Investment Adviser and Sub-Adviser” on page 21 is deleted in its entirety and replaced with the following:

The Trust, on behalf of each Fund, has entered into an Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Adviser. The Adviser is a wholly-owned subsidiary of Loring Ward International Ltd. (“Loring Ward”). Werba Reinhard Holdings, Ltd., a wholly-owned subsidiary of Werba Reinhard, Inc. (“WRI”) owns all of the outstanding shares of Loring Ward and therefore controls Loring Ward. Eli Reinhard, through his sole ownership interest in Arcadia Loring Ward, LLC and as trustee of nine separate trusts, each of which has an ownership interest in WRI, controls WRI and therefore controls Loring Ward.

On page 24, the second paragraph under the table of fees paid to the Adviser, in its capacity as Administrator, is replaced in its entirety with the following:

The following individuals are affiliated persons of the Trust and of the Adviser: Alexander B. Potts, Robert Badolato, Steven K. McGinnis, and Marcy Gonzales.  The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

Also on page 24, the second paragraph under the “Distributor” section, is replaced in its entirety with the following:

Alexander B. Potts, Robert Badolato, Steven K. McGinnis, and Marcy Gonzales are affiliated persons of the Trust and of the Distributor.

SA Funds–Investment Trust

SEC file number: 811-09195